Inventories (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Public Utilities, Inventory [Line Items]
Inventories	CAD 367	CAD 372
Materials and supplies
Public Utilities, Inventory [Line Items]
Inventories	238	244
Gas and fuel in storage
Public Utilities, Inventory [Line Items]
Inventories	97	98
Coal inventory
Public Utilities, Inventory [Line Items]
Inventories	CAD 32	CAD 30